CAPITAL AND RESERVES (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Beginning Balance	17,924,765	31,772,941
Exercised	(14,435,952)	(13,634,385)
Expired	3,394,813	(213,791)
Ending Balance	94,000	17,924,765
Cannon Point
Statement [Line Items]
Beginning Balance	211,500	223,250
Exercised	(117,500)	(11,750)
Expired	0	0
Ending Balance	94,000	211,500
Mission Gold
Statement [Line Items]
Beginning Balance	0	3,764,626
Exercised	0	(3,550,835)
Expired	0	(213,791)
Ending Balance	0	0
Other
Statement [Line Items]
Beginning Balance	17,713,265	27,541,065
Exercised	(14,318,452)	(9,827,800)
Expired	3,394,813	0
Ending Balance	0	17,713,265
Broker Warrants
Statement [Line Items]
Beginning Balance	0	244,000
Exercised	0	(244,000)
Expired	0	0
Ending Balance	0	0